Leases - Summary of Capital Lease and Other Financing Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Capitalized Lease [Line Items]
Less current portion	$ (101,046)	$ (40,121)
Noncurrent portion	1,410,742	$ 1,287,139
Capital Lease Obligations
Schedule Of Capitalized Lease [Line Items]
2017	82,688
2018	83,046
2019	83,871
2020	83,925
2021	84,192
Thereafter	827,125
Total minimum lease payments	1,244,847
Plus amount representing residual property value	0
Less amount representing interest	(551,507)
Present value of net minimum lease payments	693,340
Less current portion	(26,973)
Noncurrent portion	666,367
Other Financing Obligations
Schedule Of Capitalized Lease [Line Items]
2017	78,914
2018	75,841
2019	70,893
2020	69,838
2021	70,911
Thereafter	693,385
Total minimum lease payments	1,059,782
Plus amount representing residual property value	508,857
Less amount representing interest	(750,191)
Present value of net minimum lease payments	818,448
Less current portion	(74,073)
Noncurrent portion	744,375
Capital lease and other financing obligations total
Schedule Of Capitalized Lease [Line Items]
2017	161,602
2018	158,887
2019	154,764
2020	153,763
2021	155,103
Thereafter	1,520,510
Total minimum lease payments	2,304,629
Plus amount representing residual property value	508,857
Less amount representing interest	(1,301,698)
Present value of net minimum lease payments	1,511,788
Less current portion	(101,046)
Noncurrent portion	$ 1,410,742